Total
Invesco Taxable Municipal Bond ETF
Summary Information
Investment Objective
The Invesco Taxable Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Taxable Municipal Bond ETF Invesco Taxable Municipal Bond ETF
Management Fees	0.28%
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Taxable Municipal Bond ETF | Invesco Taxable Municipal Bond ETF | USD ($)	29	90	157	356

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of U.S. dollar-denominated taxable municipal debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market.
Securities eligible for inclusion in the Underlying Index must have: (i) at least 18 months to final maturity at the time of issuance, (ii) at least one year remaining term to final maturity, (iii) a fixed coupon schedule, including zero coupon bonds, and (iv) an investment grade rating (based on an average of ratings by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, a division of S&P Global Inc. (“S&P”), and Fitch Ratings, Inc. (“Fitch”)). Component securities also must have a minimum amount outstanding that varies according to the bond’s initial term to final maturity at time of issuance: maturities between 1-5 years must have at least $10 million outstanding; maturities between 5-10 years must have at least $15 million outstanding; and maturities of 10 years or more must have at least $25 million outstanding.
The Underlying Index excludes secondarily issued securities, securities issued under the Municipal Liquidity Facility or a municipal commercial paper program, Rule 144A securities and securities in legal default. However, it may include bonds eligible to participate in the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid (“Build America Bonds”). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal and state income tax. The Underlying Index does not include bonds that, under the Build America Bond program, are eligible for tax credits. Build America Bonds must have at least $1 million outstanding to be eligible for inclusion in the Underlying Index.
The Underlying Index uses a market capitalization-weighted methodology, weighting its constituent bonds using a factor that equals their current amount outstanding multiplied by their market price, plus accrued interest.
As of October 31, 2023, the Underlying Index was comprised of 5,084 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	0.79%
Best Quarter	March 31, 2014	5.56%
Worst Quarter	March 31, 2022	-8.78%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Taxable Municipal Bond ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Taxable Municipal Bond ETF		(19.36%)	(0.08%)	2.32%	Nov. 17, 2009
After Taxes on Distributions | Invesco Taxable Municipal Bond ETF		(20.39%)	(1.45%)	0.63%
After Taxes on Distributions and Sale of Fund Shares | Invesco Taxable Municipal Bond ETF		(11.42%)	(0.57%)	1.05%
ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	(18.09%)	0.39%
Blended—ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes)	[3]	(18.09%)	0.39%	2.65%
ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)		(15.43%)	0.54%	2.01%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		(13.01%)	0.02%	1.06%
[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of December 1, 2015.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[3]	The Blended—ICE BofA US Taxable Municipal Securities Plus Index reflects the performance of the Fund’s prior underlying index, ICE BofA Build America Bond Index, for periods prior to May 31, 2017, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.